Submission	Oct. 29, 2025
Submission [Line Items]
Central Index Key	0001651311
Registrant Name	Merus N.V.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A